SEWARD & KISSEL LLP
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March 18, 2021

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	North Square Investments Trust (the “Registrant”)
Pre-Effective Amendment No. 3 to Registration Statement on Form N-14
SEC File No. 333-252522

To the Commission:

On behalf of the Registrant, pursuant to the Securities Act of 1933, as amended, electronically transmitted herewith is Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of shares of beneficial interest in connection with the reorganizations of Stadion Tactical Defensive Fund, Stadion Tactical Growth Fund and Stadion Trilogy Alternative Return Fund, each a series of Stadion Investment Trust, into North Square Tactical Defensive Fund, North Square Tactical Growth Fund and North Square Trilogy Alternative Return Fund, respectively, each a series of the Registrant (the “Reorganizations”).

The Amendment incorporates revisions to Pre-Effective Amendment No. 2 (“Amendment No. 2”) to Registrant’s Registration Statement on Form N-14 (Amendment No. 2 was filed on March 5, 2021), in response to comments provided telephonically by the staff of the Securities and Exchange Commission on March 15, 2021 (as addressed in separate correspondence dated March 17, 2021).

Please contact Robert M. Kurucza at (202) 661-7195 or the undersigned at (202) 661-7196 with any comments or questions.

Sincerely,

/s/ Lancelot A. King
 Lancelot A. King
Attachment
cc:  Robert M. Kurucza